Cash from operations (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities
Income/(loss) before taxation	$ 69.2	$ (1,559.3)
Adjustments:
Depreciation of property, plant and equipment	78.6	76.6
Amortization of intangible assets	10.8	11.0
Amortization of prepaid site rent	0.7	2.5
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent	2.0	3.1
Impairment of goodwill		87.9
Net (reversal of impairment)/impairment of withholding tax receivables	(12.4)	8.2
Impairment of inventory	0.2
Net loss/(gain) on disposal of property, plant and equipment and right-of-use assets	1.2	(0.4)
Share-based payment expense	5.5	3.2
Net loss allowance on trade receivables	0.4	4.6
Finance income	(20.5)	(10.8)
Finance costs	114.3	1,563.0
Insurance claim income	(0.1)
Operating income before working capital changes	249.9	189.6
Changes in working capital
Increase in inventory	(14.2)	(11.4)
Decrease/(increase) in trade and other receivables	10.4	(75.3)
Decrease in trade and other payables	(29.8)	(9.9)
Net movement in working capital	(33.6)	(96.6)
Cash from operations	$ 216.3	$ 93.0